FINANCING AND FINANCIAL INSTRUMENTS - Derivative Financial Instruments - Classified as Level 2 (Details) - Level 2 - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Derivative assets, fair value	$ 1,572	$ 3,288
Derivative liabilities, fair value	(424)	(374)
Total foreign exchange rate instruments
Disclosure of detailed information about financial instruments [line items]
Derivative assets, fair value	154	156
Derivative liabilities, fair value	(61)	(67)
Forward purchase contracts
Disclosure of detailed information about financial instruments [line items]
Derivative asset, notional amount	657	3,845
Derivative assets, fair value	58	133
Derivative liabilities, notional amount	3,678	1,023
Derivative liabilities, fair value	(19)	(43)
Forward sale contracts
Disclosure of detailed information about financial instruments [line items]
Derivative asset, notional amount	1,478	2,685
Derivative assets, fair value	38	16
Derivative liabilities, notional amount	753	1,431
Derivative liabilities, fair value	(6)	(15)
Exchange option purchases
Disclosure of detailed information about financial instruments [line items]
Derivative asset, notional amount	1,462	712
Derivative assets, fair value	17	2
Derivative liabilities, notional amount	2,536	254
Derivative liabilities, fair value	(16)	(7)
Exchange options sales
Disclosure of detailed information about financial instruments [line items]
Derivative asset, notional amount	2,222	338
Derivative assets, fair value	41	5
Derivative liabilities, notional amount	2,055	707
Derivative liabilities, fair value	(20)	(2)
Total raw materials (base metals), freight, energy, emission rights
Disclosure of detailed information about financial instruments [line items]
Derivative assets, fair value	1,418	3,132
Derivative liabilities, fair value	(363)	(307)
Term contracts sales
Disclosure of detailed information about financial instruments [line items]
Derivative asset, notional amount	1,128	121
Derivative assets, fair value	263	1
Derivative liabilities, notional amount	316	644
Derivative liabilities, fair value	(52)	(259)
Term contracts purchases
Disclosure of detailed information about financial instruments [line items]
Derivative asset, notional amount	1,755	3,461
Derivative assets, fair value	1,150	3,131
Derivative liabilities, notional amount	785	497
Derivative liabilities, fair value	(306)	$ (48)
Options sales/purchases
Disclosure of detailed information about financial instruments [line items]
Derivative asset, notional amount	207
Derivative assets, fair value	5
Derivative liabilities, notional amount	197
Derivative liabilities, fair value	$ (5)